Inventories (Tables)	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at March 31, 2023 and December 31, 2022 consisted of the following:

	March 31, 2023	December 31, 2022
Raw materials and supplies	$179	$218
Work in process	49	33
Finished goods	245	248
Total	$473	$499